SHAREHOLDERS' EQUITY - Stock Option Assumptions (Details) - € / shares	1 Months Ended					12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY.
Weighted-average expected life (years) (Year)	5 years 9 months 14 days	5 years 9 months 14 days	5 years 9 months 14 days	5 years 9 months 14 days	5 years 9 months 14 days
Expected volatility rates(1)	45.41%	45.38%	44.96%	45.08%	46.34%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	3.62%	4.32%	3.00%		0.63%
Risk-free interest rate				1.32%
Weighted-average exercise price (in EUR per share)	€ 9.94	€ 10.32	€ 6.41	€ 5.18	€ 5.59	€ 9.94
Weighted-average fair value of options granted during the year	€ 4.70	€ 5.05	€ 3.13	€ 2.29	€ 2.37	€ 4.33	€ 2.37